Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		CIK0001848000_LAKESHORE ACQUISITION I CORP Common Stock. Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Common Stock.	CIK0001848000_LAKESHORE ACQUISITION I CORP Additional Paid-in Capital [Member] Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Additional Paid-in Capital [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Retained Earnings [Member] Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Retained Earnings [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP Sponsor [Member]	CIK0001848000_LAKESHORE ACQUISITION I CORP	Common Stock.	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2020										$ 2,418	$ 150,421,286	$ (197,671,868)	$ (47,248,164)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders												(5,977,407)	(5,977,407)
Ending balance at Dec. 31, 2021			$ 163		$ 779,049		$ (299,625)		$ 479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the end (in shares) at Dec. 31, 2021			1,628,425
Beginning balance at Jan. 05, 2021			$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 05, 2021			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceed form issuance of common stock - PIPE Equity			$ 144		24,856		0		25,000
Issuance of ordinary shares to the sponsor (in shares)			1,437,500
Net loss attributable to common stockholders					0		(4,013)		(4,013)
Ending balance at Mar. 31, 2021	[1]		$ 144		24,856		(4,013)		20,987
Balance at the end (in shares) at Mar. 31, 2021	[1]		1,437,500
Beginning balance at Jan. 05, 2021			$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 05, 2021			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders									(157,152)
Ending balance at Sep. 30, 2021			$ 163		779,049		(157,152)		622,060
Balance at the end (in shares) at Sep. 30, 2021			1,628,425
Beginning balance at Jan. 05, 2021			$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 05, 2021			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceed form issuance of common stock - PIPE Equity		$ 144	$ 547	$ 24,856	54,669,453	$ 0	0	$ 25,000	54,670,000
Issuance of ordinary shares to the sponsor (in shares)		1,437,500	5,467,000
Issuance of private units			$ 26		2,616,724		0		2,616,750
Issuance of private units (in shares)			261,675
Underwriters' discount			$ 0		(1,366,750)		0		(1,366,750)
Deduction of other offering costs			0		(495,788)		0		(495,788)
Change in value of ordinary shares subject to redemption			$ (547)		(52,251,125)		0		(52,251,672)
Change in value of ordinary shares subject to redemption (in shares)			(5,467,000)
Stock Repurchased During Period, Value			$ 7		(7)		0
Stock Repurchased During Period, Shares			70,750
Allocation of offering costs to ordinary shares subject to redemption			$ 0		1,780,148		0		1,780,148
Deduction for increases of carrying value of redeemable shares					(4,198,476)		0		(4,198,476)
Net loss attributable to common stockholders					0		(299,625)		(299,625)
Ending balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the end (in shares) at Dec. 31, 2021			1,628,425
Beginning balance at Mar. 31, 2021	[1]		$ 144		24,856		(4,013)		20,987
Balance at the beginning (in shares) at Mar. 31, 2021	[1]		1,437,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of public units			$ 547		54,669,453		0		54,670,000
Issuance of public units (in shares)			5,467,000
Issuance of private units			$ 26		2,616,724		0		2,616,750
Issuance of private units (in shares)			261,675
Underwriters' discount					(1,366,750)		0		(1,366,750)
Deduction of other offering costs					(495,788)		0		(495,788)
Forfeiture of shares			$ (7)		7		0
Forfeiture of shares (in shares)			(70,750)
Change in value of ordinary shares subject to redemption			$ (547)		(52,251,125)		0		(52,251,672)
Change in value of ordinary shares subject to redemption (in shares)			(5,467,000)
Allocation of offering costs to ordinary shares subject to redemption					1,780,148		0		1,780,148
Deduction for increases of carrying value of redeemable shares					(4,198,476)		0		(4,198,476)
Net loss attributable to common stockholders					0		(52,545)		(52,545)
Ending balance at Jun. 30, 2021			$ 163		779,049		(56,558)		722,654
Balance at the end (in shares) at Jun. 30, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders					0		(100,594)		(100,594)
Ending balance at Sep. 30, 2021			$ 163		779,049		(157,152)		622,060
Balance at the end (in shares) at Sep. 30, 2021			1,628,425
Beginning balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the beginning (in shares) at Dec. 31, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders							(145,304)		(145,304)
Ending balance at Mar. 31, 2022			$ 163		779,049		(444,929)		334,283
Balance at the end (in shares) at Mar. 31, 2022			1,628,425
Beginning balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the beginning (in shares) at Dec. 31, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceed form issuance of common stock - PIPE Equity								$ 25,000
Net loss attributable to common stockholders									(89,597)
Ending balance at Sep. 30, 2022			$ 163		132,444		(389,222)		(256,615)
Balance at the end (in shares) at Sep. 30, 2022			1,628,425
Beginning balance at Dec. 31, 2021			$ 163		779,049		(299,625)		479,587	$ 2,456	150,425,960	(203,649,275)	(53,220,859)
Balance at the beginning (in shares) at Dec. 31, 2021			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of offering costs to ordinary shares subject to redemption											12,640,679		12,640,679
Net loss attributable to common stockholders												(7,145,320)	(7,145,320)
Ending balance at Dec. 31, 2022											$ 190,298,561	$ (210,794,595)	$ (20,494,429)
Beginning balance at Mar. 31, 2022			$ 163		779,049		(444,929)		334,283
Balance at the beginning (in shares) at Mar. 31, 2022			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deduction for increases of carrying value of redeemable shares					(81,296)				(81,296)
Net loss attributable to common stockholders							(4,598)		(4,598)
Ending balance at Jun. 30, 2022			$ 163		697,753		(449,527)		248,389
Balance at the end (in shares) at Jun. 30, 2022			1,628,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deduction for increases of carrying value of redeemable shares					(565,309)				(565,309)
Net loss attributable to common stockholders							60,305		60,305
Ending balance at Sep. 30, 2022			$ 163		$ 132,444		$ (389,222)		$ (256,615)
Balance at the end (in shares) at Sep. 30, 2022			1,628,425

[1]	The number of ordinary shares outstanding at March 31, 2021 includes an aggregate of up to 187,500 shares of non-redeemable founder shares that are subject to forfeiture if the underwriters do not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture.